Subsequent Events (Details)		3 Months Ended		6 Months Ended
	Jul. 01, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 TZS (Tsh)	Jun. 30, 2023 USD ($)
Subsequent Events [Line Items]
Foreign exchange rate		$ 107,265	$ 5,660	$ (60,475)		$ 86,547
Tax Dispute [Member]
Subsequent Events [Line Items]
Foreign exchange rate				$ 3,210,434	Tsh 8,426,336,706
Non-adjusting event after reporting period [Member]
Subsequent Events [Line Items]
Right share received (in Shares) | shares	1
Vested restricted stock unit rate	33.33%
Remaining restricted stock units	66.67%
Vesting period	5 years
Non-adjusting event after reporting period [Member] | Bottom of range [member]
Subsequent Events [Line Items]
RSUs vested per share	14.5
Non-adjusting event after reporting period [Member] | Top of range [member]
Subsequent Events [Line Items]
RSUs vested per share	16
Non-adjusting event after reporting period [Member] | Lifezone Metals Limited [Member]
Subsequent Events [Line Items]
Grand shares (in Dollars)	$ 2,800,000